Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
In July 2020, the Company entered into agreements with Sea Aurora Inc. and Sea America Inc., entities related to Geveran, our largest shareholder, to re-schedule the delivery date of the newbuildings Flex Aurora and Flex Amber. Under the agreements, the Company agreed to and prepaid $17.8 million for each of the vessels under the respective purchase agreements in July 2020 in order to postpone delivery by one month for Flex Aurora and up to three months for Flex Amber. Sea Aurora Inc. and Sea America Inc. concurrently entered into similar agreements with the shipyard, and prepaid the same amounts under the respective shipbuilding contracts. The prepaid amounts will be deducted from the final payments due under the purchase agreements upon delivery of the relevant vessels from the shipyard.

In July 2020, the technical ship management for Flex Ranger was transferred to Flex LNG Fleet Management AS, a related party. Following the transfer, all vessels in operation, are under technical ship management with Flex LNG Fleet Management AS, who will also be responsible for the technical ship management of our newbuildings.

In July 2020, the Company successfully took delivery of its seventh newbuilding LNG carrier, Flex Aurora, which was constructed at Hyundai Samho Heavy Industries Co. Ltd. in South Korea. In connection with the delivery of the vessel, the Company made a final payment of $130.3 million to an entity related to Geveran. The final payment was part financed with a drawdown of $125.8 million under the $629 Million Term Loan Facility and the balance with cash on hand.

In July 2020, the Company utilized the accordion option under the $629 Million Term Loan Facility to increase the Commercial Loan relating to the newbuilding Flex Artemis (formerly known as Flex Reliance) by $10 million.

In August 2020, the Company utilized the option under the $629 Million Term Loan Facility to replace the newbuilding Flex Amber with the vessel Flex Vigilant, scheduled for delivery in the second quarter of 2021.

In August 2020, the Company successfully took delivery of its eighth newbuilding LNG carrier, Flex Artemis (formerly known as Flex Reliance), which was constructed at Daewoo Ship building and Marine Engineering Co. Ltd. ("DSME") in South Korea. In connection with the delivery of the vessel, the Company made a final payment of $130.6 million to an entity related to Geveran. The final payment was financed with a drawdown of $135.8 million under the $629 Million Term Loan Facility, with the excess funds available for general corporate purposes.

In September 2020, the Company successfully took delivery of its ninth newbuilding LNG carrier, Flex Resolute, which was constructed at DSME. In connection with the delivery of the vessel, the Company made a final payment of $130.5 million to an entity related to Geveran. The final payment was part financed with a drawdown of $125.8 million under the $629 Million Term Loan Facility and the balance with cash on hand.